SCHEDULE OF ISSUANCE OF CONVERTIBLE LOAN (Details)	12 Months Ended
Mar. 31, 2023 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Issue of convertible instruments | $	$ 8,151,777
29 May 2020 [member]
IfrsStatementLineItems [Line Items]
Interest rate	20.00%
Conversion price per share	$ 0.4
Warrant exercise per share	$ 0.4
Debt term	5 years
Issue of convertible instruments | $	$ 541,239
Fees relating to equity fundraise 29 May 2020 issued as CLN [member]
IfrsStatementLineItems [Line Items]
Interest rate	20.00%
Conversion price per share	$ 0.4
Warrant exercise per share	$ 0.4
Debt term	5 years
Issue of convertible instruments | $	$ 32,474
27 July 2020 [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.15%
Conversion price per share	$ 8.5
Issue of convertible instruments | $	$ 4,506,446
17 August 2020 [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.15%
Conversion price per share	$ 8.5
Issue of convertible instruments | $	$ 1,882,641
03 September 2022 [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.15%
Conversion price per share	$ 8.5
Issue of convertible instruments | $	$ 663,055
Fees relating to all other equity fundraise issued as CLN [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.15%
Conversion price per share	$ 8.5
Issue of convertible instruments | $	$ 525,922